Convertible Debt, Net	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Debt, Net
Note 8 Convertible Debt, Net
2019 Convertible Notes:
In 2019, the Company issued convertible promissory notes in an aggregate principal amount of approximately $0.7 million (the “2019 Convertible Notes”). The interest rate is 1.69% per annum, computed as simple interest and will accrue and be payable with each installment of principal. The 2019 Convertible Notes and accrued interest are due in full upon maturity, which is 36 months (2022) from the respective issuance dates. Issuance costs related to this transaction were not significant.
The 2019 Convertible Notes contained an embedded feature whereby the principal and interest are convertible into shares of the Common Stock or a sub-class
of Preferred Stock at the holder’s option if a qualified equity transaction were to take place (“2019 Optional Conversion upon a Qualified Financing”). A qualified equity transaction is defined as a financing transaction that raises at least $40.0 million through the issuance of common or preferred shares. The Company determined that this embedded feature was, in substance, a put option settleable in a variable number of shares. However, it was determined that separate accounting under ASC 815 was not required because the put option was “clearly and closely related” to the host contract, as there was no significant discount or premium upon conversion. Therefore, the 2019 Convertible Notes and their embedded features were recorded as a single debt instrument. Additionally, the 2019 Convertible Notes contained a contingent beneficial conversion feature; however, the accounting for such feature is not recognized until the contingency associated with it is subsequently resolved.
As of December 31, 2021, no conversions of the 2019 Convertible Notes had occurred nor has the contingency associated with the beneficial conversion feature been resolved. The total outstanding principal and accrued interest balance is presented within convertible debt, current on the consolidated balance sheets.
Contractual interest expense on the 2019 Convertible Notes for the years ended December 31, 2021 and 2020, was $0.001 million, respectively, and are included in Interest expense within the consolidated statements of operations. The effective interest rate on the 2019 Convertible Notes was 1.7%.
In January 2022, the 2019 Convertible Notes were converted into shares of Common Stock. Please refer to Note 19
Subsequent Events
for details.